Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT WORLD VALUES FUND INC
Prospectus Date	rr_ProspectusDate	Oct. 29, 2012
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2012